Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands			3 Months Ended	9 Months Ended	12 Months Ended
		Jun. 27, 2017 USD ($) shares	Apr. 13, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) business	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Class of Stock [Line Items]
Debt Instrument, Fair Value Disclosure				$ 308,700	$ 308,700
Restricted cash				1,700	1,700
Percentage rent			$ 600	100		$ 3,200	$ 2,900
Derivative liability collateral posted				1,700	$ 1,700
Number of businesses acquired | business					2
Common Stock
Class of Stock [Line Items]
Number of shares granted | shares		40,000
Grant date fair value		$ 800
Issuance of stock and warrants		$ 800
Predecessor
Class of Stock [Line Items]
Restricted cash						0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	[1]		$ 266			$ 0	$ 22	$ 0
Predecessor | Accounting Standards Update 2016-18
Class of Stock [Line Items]
Cash				168,214	$ 168,214
Restricted cash				1,656	1,656
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents				$ 169,870	$ 169,870

[1]	The combined statements of cash flows prior to April 14, 2017 represent the activity of Safety, Income & Growth Inc. Predecessor.